Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Policy Acquisition Costs
The following table presents the transition rollforward for deferred policy acquisition costs for long-duration contracts:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Total
(in millions)
Pre-adoption December 31, 2020 DAC balance	$2,426	$560	$4,229	$26	$7,241
Adjustments for the removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)	2,050	533	544	7	3,134
Post-adoption January 1, 2021 DAC balance	$4,476	$1,093	$4,773	$33	$10,375
Prior to the adoption of LDTI, DAC for investment-oriented products included the effect of unrealized gains or